INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of inventories [Abstract]
Schedule of inventory

	December 31, 2019	December 31, 2018
Finished goods	$14,141	$23,433
Stockpiled ore	18,155	18,195
Leach pad inventory	171,768	162,335
Materials and supplies	35,354	30,791
	239,418	234,754
Non-current materials and supplies	(1,848)	(2,006)
	$237,570	$232,748